UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10045
Investment Company Act File Number

Calvert Impact Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

December 31, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Small-Cap Fund (formerly, Calvert Small Cap Fund)
Calvert Global Energy Solutions Fund
Calvert Global Water Fund
Calvert Green Bond Fund

CALVERT SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.9%
Aerospace & Defense - 3.8%
Hexcel Corp.	135,037	8,352,038
Mercury Systems, Inc. *	75,657	3,884,987
		12,237,025

Air Freight & Logistics - 1.0%
Hub Group, Inc., Class A *	69,467	3,327,469

Banks - 9.7%
Ameris Bancorp	77,265	3,724,173
BankUnited, Inc.	98,540	4,012,549
Columbia Banking System, Inc.	123,115	5,348,116
First Hawaiian, Inc.	21,018	613,305
Sterling Bancorp	236,862	5,826,805
Texas Capital Bancshares, Inc. *	20,685	1,838,897
Western Alliance Bancorp *	77,634	4,395,637
Wintrust Financial Corp.	62,958	5,185,850
		30,945,332

Biotechnology - 1.1%
Ligand Pharmaceuticals, Inc. *(a)	26,351	3,608,242

Capital Markets - 3.6%
Cohen & Steers, Inc.	140,935	6,664,816
Lazard Ltd., Class A	92,813	4,872,683
		11,537,499

Chemicals - 2.3%
Minerals Technologies, Inc.	52,693	3,627,913
Sensient Technologies Corp.	52,632	3,850,031
		7,477,944

Commercial Services & Supplies - 4.6%
Deluxe Corp.	97,482	7,490,517
Multi-Color Corp.	93,587	7,004,987
		14,495,504

Communications Equipment - 1.6%
NETGEAR, Inc. *	84,430	4,960,263

Construction Materials - 1.8%
US Concrete, Inc. *(a)	68,743	5,750,352

Diversified Consumer Services - 5.8%
Bright Horizons Family Solutions, Inc. *	55,047	5,174,418

Grand Canyon Education, Inc. *	67,218	6,018,028
ServiceMaster Global Holdings, Inc. *	143,696	7,367,294
		18,559,740

Electric Utilities - 1.3%
Portland General Electric Co.	88,912	4,052,609

Electrical Equipment - 1.5%
EnerSys	70,089	4,880,297

Electronic Equipment, Instruments & Components - 3.5%
Dolby Laboratories, Inc., Class A	130,638	8,099,556
FLIR Systems, Inc.	64,242	2,994,962
		11,094,518

Energy Equipment & Services - 2.2%
Frank's International NV	5,511	36,648
Oceaneering International, Inc.	112,652	2,381,464
US Silica Holdings, Inc. (a)	143,629	4,676,560
		7,094,672

Equity Real Estate Investment Trusts (REITs) - 7.4%
Acadia Realty Trust	116,266	3,181,038
CubeSmart	162,337	4,694,786
DCT Industrial Trust, Inc.	119,146	7,003,402
Education Realty Trust, Inc.	142,950	4,991,814
STORE Capital Corp.	136,555	3,555,892
		23,426,932

Food & Staples Retailing - 2.5%
Performance Food Group Co. *	242,064	8,012,318

Food Products - 1.5%
Pinnacle Foods, Inc.	78,003	4,638,838

Health Care Equipment & Supplies - 4.6%
ICU Medical, Inc. *	36,952	7,981,632
West Pharmaceutical Services, Inc.	67,540	6,664,172
		14,645,804

Health Care Providers & Services - 2.7%
Amedisys, Inc. *	110,373	5,817,761
Chemed Corp.	12,008	2,918,184
		8,735,945

Health Care Technology - 1.3%
Cotiviti Holdings, Inc. *	132,843	4,278,873

Hotels, Restaurants & Leisure - 1.5%
Texas Roadhouse, Inc.	88,837	4,679,933

Household Products - 1.3%
Central Garden & Pet Co., Class A *	113,803	4,291,511

Insurance - 3.8%
First American Financial Corp.	150,448	8,431,106
RLI Corp.	60,209	3,652,278
		12,083,384

Internet Software & Services - 0.4%
Okta, Inc. *	44,709	1,144,998

IT Services - 4.0%
Black Knight, Inc. *	102,802	4,538,708
CSG Systems International, Inc.	6,375	279,353
Euronet Worldwide, Inc. *	92,173	7,767,419
		12,585,480

Machinery - 3.0%
Milacron Holdings Corp. *	261,473	5,004,593
RBC Bearings, Inc. *	37,084	4,687,418
		9,692,011

Pharmaceuticals - 0.4%
Catalent, Inc. *	33,211	1,364,308

Professional Services - 3.4%
Dun & Bradstreet Corp. (The)	38,476	4,555,943
WageWorks, Inc. *	100,070	6,204,340
		10,760,283

Road & Rail - 2.3%
Landstar System, Inc.	70,523	7,341,444

Software - 8.9%
ACI Worldwide, Inc. *	351,523	7,969,026
Altair Engineering, Inc., Class A *	229,323	5,485,406
Blackbaud, Inc.	71,688	6,773,799
RealPage, Inc. *	185,419	8,214,062
		28,442,293

Specialty Retail - 2.0%
Burlington Stores, Inc. *	29,727	3,657,313
Children's Place, Inc. (The) (a)	8,563	1,244,632
Lithia Motors, Inc., Class A (a)	14,192	1,612,069
		6,514,014

Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	16,444	1,932,005
Columbia Sportswear Co.	21,269	1,528,816

		3,460,821

Thrifts & Mortgage Finance - 2.1%
Essent Group Ltd. *	152,755	6,632,622

Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	39,681	2,702,276

Total Common Stocks (Cost $271,506,922)		315,455,554

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.5%
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19 (b)(c)	1,401,905	1,336,829
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20 (b)(d)(e)	152,000	143,640
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20 (b)(d)(e)	195,000	185,835

Total High Social Impact Investments (Cost $1,748,905)		1,666,304

TIME DEPOSIT - 0.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	1,901,748	1,901,748

Total Time Deposit (Cost $1,901,748)		1,901,748

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	12,672,675	12,672,675

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $12,672,675)		12,672,675

TOTAL INVESTMENTS (Cost $287,830,250) - 104.0%		331,696,281
Other assets and liabilities, net - (4.0%)		(12,875,868)
NET ASSETS - 100.0%		318,820,413

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $15,438,344 and the total market value of collateral received by the Fund was $15,702,228, including cash collateral of $12,672,675 and non-cash U.S. Government and/or agency securities collateral of $3,029,553.

(b) Restricted security. Total market value of restricted securities amounts to $1,666,304, which represents 0.5% of the net assets of the Fund as of December 31, 2017.
(c) Affiliated company.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3.
(e) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2017.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,401,905
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20	11/13/15	152,000
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20	11/13/15	195,000

At December 31, 2017, the value of the Fund’s investment in affiliated companies was $1,336,829, which represents 0.4% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital*, Community Investment Notes, 1.50%, 12/15/19	$1,401,905	—	—	$1,401,905	$1,336,829	$5,081	$—	$—	$701
* Formerly, Calvert Social Investment Foundation
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1		Level 2	Level 3*	Total
Common Stocks	$315,455,554	**	$—	$—	$315,455,554
High Social Impact Investments	—		1,336,829	329,475	1,666,304
Time Deposit	—		1,901,748	—	1,901,748
Short Term Investment of Cash Collateral for Securities Loaned	12,672,675		—	—	12,672,675
Total	$328,128,229		$3,238,577	$329,475	$331,696,281

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT GLOBAL ENERGY SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.8%
Australia - 0.5%
Infigen Energy *	788,642	423,352

Austria - 1.3%
Andritz AG	12,853	725,252
Zumtobel Group AG	37,941	455,262
		1,180,514

Belgium - 0.9%
Umicore SA	17,032	806,447

Brazil - 1.1%
CPFL Energia SA	90,088	525,520
Sao Martinho SA	84,152	489,625
		1,015,145

Canada - 3.3%
Boralex, Inc., Class A	23,978	448,276
Brookfield Renewable Partners LP	16,247	566,254
Canadian Solar, Inc. *(a)	25,572	431,144
Hydrogenics Corp. *(a)	47,347	525,551
Innergex Renewable Energy, Inc.	40,423	463,080
TransAlta Renewables, Inc.	45,756	487,409
		2,921,714

China - 4.5%
China Longyuan Power Group Corp. Ltd., Class H	752,000	533,978
Huaneng Renewables Corp. Ltd., Class H	1,541,955	522,012
JA Solar Holdings Co. Ltd. (ADR) *(a)	66,077	492,934
JinkoSolar Holding Co. Ltd. (ADR) *	22,340	537,277
Tianneng Power International Ltd.	672,000	697,219
Xinjiang Goldwind Science & Technology Co. Ltd., Class H (a)	323,300	548,418
Xinyi Solar Holdings Ltd.	1,852,000	714,397
		4,046,235

Denmark - 3.0%
Novozymes A/S, Class B	13,350	762,116
Orsted A/S (b)	11,008	600,032
Rockwool International A/S, Class B	2,180	617,569
Vestas Wind Systems A/S	10,013	691,901
		2,671,618

Finland - 0.6%
Metsa Board Oyj	61,317	525,102

France - 3.4%
Albioma SA	20,607	520,074
Cie de Saint-Gobain	13,659	751,740
Danone SA	5,715	478,864
Schneider Electric SE	9,650	818,131
Valeo SA	6,805	506,910
		3,075,719

Germany - 8.2%
Bayerische Motoren Werke AG	4,662	483,366
Capital Stage AG	56,775	439,419
CropEnergies AG	33,850	316,117
Daimler AG	5,803	490,704
Deutsche Post AG	10,000	475,335
Evonik Industries AG	17,254	648,045
HeidelbergCement AG	4,477	482,734
Infineon Technologies AG	33,488	912,019
Manz AG *	11,944	450,404
Nordex SE *(a)	44,257	469,897
OSRAM Licht AG	8,036	719,570
PNE Wind AG	109,294	375,313
SMA Solar Technology AG	13,113	563,585
VERBIO Vereinigte BioEnergie AG	48,734	475,467
		7,301,975

Hong Kong - 5.6%
Canvest Environmental Protection Group Co. Ltd.	676,000	398,537
Cathay Pacific Airways Ltd. *	332,000	514,670
China Everbright International Ltd.	524,000	747,562
China Singyes Solar Technologies Holdings Ltd. (a)	1,366,000	592,407
Concord New Energy Group Ltd.	11,230,000	494,940
FDG Electric Vehicles Ltd. *(a)	14,440,000	608,562
GCL-Poly Energy Holdings Ltd. *	4,350,000	776,159
Panda Green Energy Group Ltd. *(a)	3,256,000	408,033
Wasion Group Holdings Ltd. (a)	942,000	459,378
		5,000,248

Ireland - 1.1%
CRH plc	13,611	489,872
Kingspan Group plc	11,291	494,749
		984,621

Italy - 1.6%
Enel SpA	70,558	433,880
ERG SpA	23,975	443,416
Falck Renewables SpA	198,611	516,138
		1,393,434

Japan - 5.0%
Daikin Industries Ltd.	6,700	791,692

Ferrotec Holdings Corp.	29,600	600,753
Hitachi Chemical Co. Ltd.	23,500	601,739
Hitachi Metals Ltd.	36,300	519,181
Nippon Express Co. Ltd.	7,400	491,414
Nissan Motor Co. Ltd.	48,200	479,883
Sumitomo Chemical Co. Ltd.	69,000	493,740
Tanaka Chemical Corp. *(a)	27,200	466,217
		4,444,619

Netherlands - 1.6%
Akzo Nobel NV	5,376	471,718
Koninklijke DSM NV	5,021	479,625
SIF Holding NV (a)	24,211	504,568
		1,455,911

New Zealand - 1.1%
Mercury NZ Ltd.	201,574	480,956
Meridian Energy Ltd.	243,492	505,022
		985,978

Norway - 1.1%
Norsk Hydro ASA	71,361	540,974
Scatec Solar ASA (b)	72,805	443,001
		983,975

Philippines - 0.5%
Energy Development Corp.	3,927,200	451,386

Portugal - 1.2%
Altri SGPS SA	73,100	453,453
EDP - Energias de Portugal SA	173,332	599,582
		1,053,035

Singapore - 0.5%
Technovator International Ltd. *	1,550,000	479,236

South Korea - 3.1%
Finetex EnE, Inc. *(a)	147,380	636,609
Hansol Technics Co. Ltd. *	30,273	471,601
Samsung SDI Co. Ltd.	4,227	805,860
Seoul Semiconductor Co. Ltd.	20,282	526,699
Taewoong Co. Ltd. *(a)	20,694	373,495
		2,814,264

Spain - 4.6%
Acciona SA	6,029	491,429
Atlantica Yield plc	21,244	450,585
EDP Renovaveis SA	58,286	487,694
Ence Energia y Celulosa SA	72,233	476,220
Iberdrola SA	86,035	666,021

Red Electrica Corp. SA	25,846	580,171
Saeta Yield SA	35,861	421,531
Siemens Gamesa Renewable Energy SA (a)	40,473	554,217
		4,127,868

Switzerland - 2.8%
ABB Ltd.	32,213	862,803
Clariant AG (a)	17,335	484,381
Gurit Holding AG	473	511,008
Meyer Burger Technology AG *	355,422	608,291
		2,466,483

Taiwan - 6.2%
Chroma ATE, Inc.	95,000	515,402
Delta Electronics, Inc.	147,000	706,242
Everlight Electronics Co. Ltd.	362,000	545,829
Gigasolar Materials Corp.	55,000	461,196
Gintech Energy Corp. *	905,822	539,994
Lextar Electronics Corp. *	467,000	418,579
Motech Industries, Inc. *	725,000	545,417
Neo Solar Power Corp. *	1,172,000	539,902
Simplo Technology Co. Ltd.	108,000	602,451
Sino-American Silicon Products, Inc.	258,000	656,326
		5,531,338

Thailand - 1.1%
BCPG PCL	586,100	428,021
Energy Absolute PCL, NVDR	339,700	546,419
Inter Far East Energy Corp. *(c)	2,662,000	0
		974,440

United Kingdom - 6.4%
Aptiv plc	5,374	455,877
Croda International plc	8,193	488,406
Dialight plc *	49,640	369,405
easyJet plc	24,605	485,162
John Laing Group plc (b)	129,054	513,004
Johnson Matthey plc	16,879	699,438
Ricardo plc	41,109	492,287
SIG plc	232,535	553,304
Smart Metering Systems plc	56,812	672,824
United Utilities Group plc	42,167	471,774
Utilitywise plc (a)	727,958	481,698
		5,683,179

United States - 27.5%
3M Co.	1,977	465,327
8Point3 Energy Partners LP	27,283	414,974
AAON, Inc.	15,133	555,381
Advanced Emissions Solutions, Inc. (a)	54,152	523,108

Alphabet, Inc., Class A *	457	481,404
BorgWarner, Inc.	13,014	664,885
Covanta Holding Corp. (a)	32,990	557,531
Cree, Inc. *	17,682	656,709
Eaton Corp. plc	10,132	800,529
Emerson Electric Co.	12,214	851,194
EnerSys	10,228	712,176
First Solar, Inc. *	10,950	739,344
Gibraltar Industries, Inc. *	14,941	493,053
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	20,441	491,810
Ingersoll-Rand plc	8,574	764,715
Itron, Inc. *	9,502	648,036
Johnson Controls International plc	21,178	807,094
Kellogg Co.	7,088	481,842
Maxwell Technologies, Inc. *(a)	83,244	479,485
Microsoft Corp.	5,793	495,533
NextEra Energy Partners LP	12,694	547,238
NRG Yield, Inc., Class C	24,174	456,889
ON Semiconductor Corp. *	34,890	730,597
Ormat Technologies, Inc.	8,072	516,285
Owens Corning	7,889	725,315
Pattern Energy Group, Inc. (a)	23,028	494,872
Plug Power, Inc. *(a)	229,849	542,444
Power Integrations, Inc.	7,837	576,411
Renewable Energy Group, Inc. *(a)	33,888	399,878
Rockwell Automation, Inc.	3,968	779,117
Silver Spring Networks, Inc. *	34,919	567,085
SolarEdge Technologies, Inc. *	17,246	647,587
Southwest Airlines Co.	7,553	494,344
SunPower Corp. *(a)	49,751	419,401
Sunrun, Inc. *(a)	68,211	402,445
Tenneco, Inc.	10,434	610,806
Tesla, Inc. *	2,586	805,151
Universal Display Corp.	4,004	691,291
Veeco Instruments, Inc. *	38,920	577,962
Vivint Solar, Inc. *(a)	82,482	334,052
Waste Management, Inc.	5,719	493,550
Whirlpool Corp.	4,181	705,084
		24,601,934

Total Common Stocks (Cost $74,042,039)		87,399,770

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 2.1%
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19 (d)(e)	1,800,000	1,716,444
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20 (c)(d)(f)	53,000	50,085
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20 (c)(d)(f)	68,000	64,804

Total High Social Impact Investments (Cost $1,921,000)		1,831,333

TIME DEPOSIT - 0.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	225,194	225,194

Total Time Deposit (Cost $225,194)		225,194

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	10,395,765	10,395,765

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $10,395,765)		10,395,765

TOTAL INVESTMENTS (Cost $86,583,998) - 111.8%		99,852,062
Other assets and liabilities, net - (11.8%)		(10,510,062)
NET ASSETS - 100.0%		89,342,000

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $10,337,203 and the total market value of the collateral received by the Fund was $11,046,912, including cash collateral of $10,395,765 and non-cash U.S. Government and/or agency securities collateral of $651,147.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,556,037, which represents 1.7% of the net assets of the Fund as of December 31, 2017.

(c) For fair value measurement disclosure purposes, security is categorized as Level 3.
(d) Restricted security. Total market value of restricted securities amounts to $1,831,333, which represents 2.1% of the net assets of the Fund as of December 31, 2017.
(e) Affiliated company.
(f) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2017.

Abbreviations:
ADR:	American Depositary Receipt
NVDR:	Non-Voting Depository Receipt
PCL:	Public Company Limited

At December 31, 2017, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	30.8%
Information Technology	25.4%
Utilities	18.6%
Materials	12.2%
Consumer Discretionary	6.6%
High Social Impact Investments	2.0%
Energy	1.9%
Consumer Staples	1.6%
Financials	0.6%
Time Deposit	0.3%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,800,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20	11/13/15	53,000
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20	11/13/15	68,000

At December 31, 2017, the value of the Fund's investment in affiliated companies was $1,716,444, which represents 1.9% of the Fund's net assets. Transactions in affiliated companies for the fiscal year to date ended December 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital*, Community Investment Notes, 1.50%, 12/15/19	$1,800,000	$—	$—	$1,800,000	$1,716,444	$6,525	$—	$—	$900

* Formerly, Calvert Social Investment Foundation
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2		Level 3*	Total
Common Stocks
Brazil	$1,015,145	$—		$—	$1,015,145
Canada	2,921,714	—		—	2,921,714
China	1,030,211	3,016,024		—	4,046,235
Spain	450,585	3,677,283		—	4,127,868
Thailand	—	974,440		0	974,440
United Kingdom	455,877	5,227,302		—	5,683,179
United States	24,601,934	—		—	24,601,934
Other Countries**	—	44,029,255		—	44,029,255
Total Common Stocks	$30,475,466	$56,924,304	***	0	$87,399,770

High Social Impact Investments	—	1,716,444		114,889	1,831,333
Time Deposit	—	225,194		—	225,194
Short Term Investment of Cash Collateral for Securities Loaned	10,395,765	—		—	10,395,765
Total	$40,871,231	$58,865,942		$114,889	$99,852,062

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. At December 31, 2017, investments having a value of $7,232,509 were transferred from Level 1 to Level 2 during the fiscal year to date then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund's fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.2%
Brazil - 2.3%
Cia de Saneamento de Minas Gerais	385,464	5,042,140
Cia de Saneamento do Parana, PFC Shares	1,568,094	5,530,946
		10,573,086

Canada - 0.9%
EnerCare, Inc.	247,083	4,031,561

Cayman Islands - 0.3%
Consolidated Water Co. Ltd.	126,695	1,596,357

Chile - 2.2%
Aguas Andinas SA, Class A	9,398,244	6,169,793
Inversiones Aguas Metropolitanas SA	2,247,513	4,265,673
		10,435,466

China - 1.6%
China Lesso Group Holdings Ltd.	6,453,578	4,171,883
CT Environmental Group Ltd. (a)	19,278,202	3,570,970
		7,742,853

Denmark - 0.8%
Novozymes A/S, Class B	63,795	3,641,885

Finland - 4.2%
Kemira Oyj	282,543	3,897,531
Metsa Board Oyj	435,309	3,727,870
Outotec Oyj *(a)	481,819	4,102,214
Uponor Oyj	215,341	4,335,952
Valmet Oyj	177,618	3,504,796
		19,568,363

France - 5.6%
Accor SA	65,888	3,391,908
Danone SA	39,369	3,298,760
L'Oreal SA	14,780	3,274,961
Sanofi SA	39,353	3,387,976
Suez	348,661	6,125,144
Veolia Environnement SA	275,492	7,024,811
		26,503,560

Hong Kong - 4.2%
Beijing Enterprises Water Group Ltd.	7,785,452	6,014,658
China Everbright International Ltd.	2,445,000	3,488,146
China Water Affairs Group Ltd. (a)	5,174,421	4,679,119

Guangdong Investment Ltd.	4,347,427	5,812,523
		19,994,446

India - 1.5%
Jain Irrigation Systems Ltd.	1,794,128	3,524,311
VA Tech Wabag Ltd.	344,837	3,293,170
		6,817,481

Israel - 0.7%
Israel Chemicals Ltd.	836,274	3,386,246

Italy - 0.8%
ACEA SpA	211,033	3,898,799

Japan - 6.3%
Ebara Corp.	134,256	5,100,563
Hitachi Zosen Corp.	833,327	4,377,084
Kurita Water Industries Ltd.	136,142	4,413,916
LIXIL Group Corp.	171,300	4,628,055
METAWATER Co. Ltd.	140,417	3,633,380
Nihon Trim Co. Ltd. (a)	58,500	2,654,705
TOTO Ltd.	86,100	5,069,930
		29,877,633

Netherlands - 2.8%
Aalberts Industries NV	101,000	5,131,371
Arcadis NV	205,065	4,684,245
Boskalis Westminster	92,413	3,482,449
		13,298,065

Philippines - 0.9%
Manila Water Co., Inc.	7,775,806	4,360,956
Metro Pacific Investments Corp.	356,418	48,893
		4,409,849

Singapore - 0.7%
Hyflux Ltd. (a)	11,807,294	3,306,290

South Korea - 0.9%
Coway Co. Ltd.	46,028	4,194,494

Spain - 1.4%
Fomento de Construcciones y Contratas SA *	312,712	3,229,835
Iberdrola SA	436,537	3,379,356
		6,609,191

Sweden - 0.6%
Hennes & Mauritz AB, Class B (a)	145,676	3,013,139

Switzerland - 6.2%
Ferguson plc	83,385	5,984,034

Geberit AG	14,003	6,163,651
Georg Fischer AG	4,065	5,366,477
Novartis AG	41,975	3,532,298
Sika AG	447	3,546,497
Sulzer AG	38,361	4,649,562
		29,242,519

Taiwan - 1.5%
China Steel Corp.	4,191,000	3,482,776
Taiwan Semiconductor Manufacturing Co. Ltd.	453,294	3,470,905
		6,953,681

United Kingdom - 8.8%
Coca-Cola European Partners plc	1,181	47,063
Croda International plc	59,849	3,567,757
Halma plc	192,380	3,268,760
Mondi plc	144,490	3,755,102
Pennon Group plc	585,979	6,186,332
Pentair plc	69,512	4,908,937
Polypipe Group plc	865,966	4,598,470
Rotork plc	1,407,564	5,052,818
Severn Trent plc	1,650	48,079
Unilever plc	60,907	3,378,276
United Utilities Group plc	586,786	6,565,099
		41,376,693

United States - 44.0%
Advanced Drainage Systems, Inc.	182,098	4,343,037
Aegion Corp. *	155,247	3,947,931
American States Water Co.	98,737	5,717,860
American Water Works Co., Inc.	77,171	7,060,375
Aqua America, Inc.	167,548	6,572,908
AquaVenture Holdings Ltd. *(a)	136,808	2,123,260
Artesian Resources Corp., Class A	36,281	1,398,995
Badger Meter, Inc.	80,977	3,870,701
Calgon Carbon Corp.	168,241	3,583,533
California Water Service Group	127,496	5,781,944
Cantel Medical Corp.	39,910	4,105,542
Colgate-Palmolive Co.	45,968	3,468,286
Connecticut Water Service, Inc.	81,240	4,663,988
Danaher Corp.	36,307	3,370,016
Ecolab, Inc.	39,590	5,312,186
Entegris, Inc.	107,995	3,288,448
Evoqua Water Technologies Corp. *	159,360	3,778,426
Flowserve Corp.	104,338	4,395,760
Ford Motor Co.	269,770	3,369,427
Forterra, Inc. *(a)	357,065	3,963,421
Fortune Brands Home & Security, Inc.	82,424	5,641,099
Franklin Electric Co., Inc.	83,935	3,852,617
General Mills, Inc.	59,591	3,533,150

Gorman-Rupp Co. (The)	126,087	3,935,175
Hanesbrands, Inc. (a)	159,948	3,344,513
Hawkins, Inc.	80,640	2,838,528
HD Supply Holdings, Inc. *	140,177	5,611,285
IDEX Corp.	35,812	4,726,110
IDEXX Laboratories, Inc. *	21,155	3,308,219
Intel Corp.	78,493	3,623,237
Itron, Inc. *	57,432	3,916,862
Kellogg Co.	50,210	3,413,276
Layne Christensen Co. *(a)	296,566	3,721,903
Lindsay Corp.	46,075	4,063,815
Middlesex Water Co.	110,866	4,424,662
Mueller Industries, Inc.	131,091	4,644,554
Mueller Water Products, Inc., Class A	382,059	4,787,199
NIKE, Inc., Class B	55,766	3,488,163
Nucor Corp.	57,678	3,667,167
PepsiCo, Inc.	390	46,769
Reliance Worldwide Corp. Ltd. (a)	1,268,668	3,841,474
Rexnord Corp. *	164,643	4,284,011
Sempra Energy	28,901	3,090,095
SJW Group	77,854	4,969,421
Tetra Tech, Inc.	84,457	4,066,605
Toro Co. (The)	69,814	4,553,967
Trimble, Inc. *	82,728	3,362,066
Valmont Industries, Inc.	30,083	4,989,266
Watts Water Technologies, Inc., Class A	52,964	4,022,616
Xylem, Inc.	70,751	4,825,218
York Water Co. (The)	128,517	4,356,726
		207,065,812

Total Common Stocks (Cost $389,330,856)		467,537,469

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.3%
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19 (b)(c)	1,000,000	953,580
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20 (c)(d)(e)	284,000	268,380
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20 (c)(d)(e)	366,000	348,798

Total High Social Impact Investments (Cost $1,650,000)		1,570,758

TIME DEPOSIT - 0.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	1,872,666	1,872,666

Total Time Deposit (Cost $1,872,666)		1,872,666

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	21,067,468	21,067,468

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $21,067,468)		21,067,468

TOTAL INVESTMENTS (Cost $413,920,990) - 104.4%		492,048,361
Other assets and liabilities, net - (4.4%)		(20,898,459)
NET ASSETS - 100.0%		471,149,902

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $23,462,832 and the total market value of the collateral received by the Fund was $24,608,887, including cash collateral of $21,067,468 and non-cash U.S. Government and/or agency securities collateral of $3,541,419.

(b) Affiliated company.
(c) Restricted security. Total market value of restricted securities amounts to $1,570,758, which represents 0.3% of the net assets of the Fund as of December 31, 2017.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3.
(e) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2017.

Abbreviations:
PFC Shares:	Preference Shares

At December 31, 2017, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	40.4%
Utilities	29.9%
Materials	10.3%
Consumer Discretionary	5.3%
Information Technology	5.3%
Consumer Staples	4.3%
Health Care	3.8%
Time Deposit	0.4%
High Social Impact Investments	0.3%
Financials	0.0%	**
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.
** Amount is less than 0.05%.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20	11/13/15	284,000
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20	11/13/15	366,000

At December 31, 2017, the value of the Fund’s investment in affiliated companies was $953,580, which represents 0.2% of the Fund’s net assets. Transactions in affiliated companies for the fiscal year to date ended December 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital*, Community Investment Notes, 1.50%, 12/15/19	$1,000,000	$—	$—	$1,000,000	$953,580	$3,625	$—	$—	$500

* Formerly, Calvert Social Investment Foundation
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2		Level 3*	Total
Common Stocks
Brazil	$10,573,086	$—		$—	$10,573,086
Canada	4,031,561	—		—	4,031,561
Cayman Islands	1,596,357	—		—	1,596,357
Chile	10,435,466	—		—	10,435,466
United Kingdom	4,956,000	36,420,693		—	41,376,693
United States	203,224,338	3,841,474		—	207,065,812
Other Countries**	—	192,458,494		—	192,458,494
Total Common Stocks	$234,816,808	$232,720,661	***	$—	$467,537,469

High Social Impact Investments	—	953,580		617,178	1,570,758
Time Deposit	—	1,872,666		—	1,872,666
Short Term Investment of Cash Collateral for Securities Loaned	21,067,468	—		—	21,067,468
Total	$255,884,276	$235,546,907		$617,178	$492,048,361

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. At December 31, 2017, investments having a value of $15,701,090 were transferred from Level 1 to Level 2 during the year then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund's fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 55.3%
Communications - 1.1%
Alphabet, Inc., 1.998%, 8/15/26	1,200,000	1,132,369

Consumer, Cyclical - 2.2%
Hyundai Capital Services, Inc., 2.875%, 3/16/21 (a)	1,200,000	1,189,915
Starbucks Corp., 2.45%, 6/15/26	1,150,000	1,109,544
		2,299,459

Consumer, Non-cyclical - 6.1%
Ecolab, Inc.:
2.375%, 8/10/22	1,400,000	1,385,655
3.25%, 12/1/27 (a)	372,000	372,866
3.95%, 12/1/47 (a)	400,000	410,273
Kaiser Foundation Hospitals, 3.15%, 5/1/27	1,658,000	1,661,071
Massachusetts Institute of Technology, 3.959%, 7/1/38	2,435,000	2,688,600
		6,518,465

Energy - 1.0%
Pattern Energy Group, Inc., 5.875%, 2/1/24 (a)	1,000,000	1,055,000

Financial - 19.5%
Bank of America Corp.:
1.95%, 5/12/18	3,000,000	3,000,387
2.151%, 11/9/20	1,375,000	1,369,541
DBS Group Holdings Ltd., 2.365%, (3 mo. USD LIBOR + 0.62%), 7/25/22 (a)(b)	3,000,000	3,018,022
Digital Realty Trust LP, 3.95%, 7/1/22	2,595,000	2,713,268
ING Bank NV, 2.00%, 11/26/18 (a)	2,350,000	2,349,117
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	715,000	696,871
Morgan Stanley, 2.20%, 12/7/18	3,050,000	3,054,171
Regency Centers LP, 3.75%, 6/15/24	1,500,000	1,530,840
Toronto-Dominion Bank (The), 1.85%, 9/11/20	3,000,000	2,967,782
		20,699,999

Government - 11.9%
African Development Bank, 1.375%, 12/17/18	2,200,000	2,188,792
Asian Development Bank:
1.00%, 8/16/19	1,500,000	1,476,273
1.875%, 8/10/22	1,000,000	981,690
2.125%, 3/19/25	750,000	732,061
2.375%, 8/10/27	750,000	737,906
European Bank for Reconstruction & Development, 0.875%, 7/22/19	1,000,000	983,190
European Investment Bank:
2.375%, 5/24/27	2,000,000	1,965,423
2.50%, 10/15/24	200,000	199,975

International Bank for Reconstruction & Development, 1.005%, 10/1/18	625,000	621,136
International Finance Corp.:
2.00%, 10/24/22	1,000,000	986,353
2.125%, 4/7/26	1,000,000	969,629
Nordic Investment Bank, 2.25%, 9/30/21	750,000	749,743
		12,592,171

Industrial - 3.8%
Pentair Finance S.a.r.l, 2.90%, 9/15/18	3,000,000	3,012,310
Xylem, Inc., 4.375%, 11/1/46	950,000	1,021,455
		4,033,765

Technology - 4.1%
Apple, Inc.:
2.85%, 2/23/23	2,500,000	2,535,265
3.00%, 6/20/27	1,496,000	1,490,817
Microsoft Corp., 4.45%, 11/3/45	300,000	352,183
		4,378,265

Utilities - 5.6%
American Water Capital Corp.:
2.95%, 9/1/27	280,000	277,367
3.40%, 3/1/25	850,000	876,536
4.00%, 12/1/46	500,000	534,650
Avangrid, Inc., 3.15%, 12/1/24	2,583,000	2,572,843
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (a)	925,000	943,500
NRG Yield Operating LLC, 5.375%, 8/15/24	750,000	780,000
		5,984,896

Total Corporate Bonds (Cost $58,523,083)		58,694,389

SOVEREIGN GOVERNMENT BONDS - 16.6%
Bank Nederlandse Gemeenten NV, 1.625%, 11/25/19 (a)	1,500,000	1,485,752
Export Development Canada:
1.25%, 12/10/18	1,230,000	1,221,659
1.625%, 6/1/20	1,750,000	1,732,426
Export-Import Bank of Korea, 2.125%, 2/11/21	1,000,000	975,879
Kommunalbanken AS, 1.375%, 10/26/20 (a)	1,000,000	977,979
Kommuninvest i Sverige AB:
1.50%, 4/23/19 (a)	1,000,000	993,718
1.875%, 6/1/21 (a)	1,600,000	1,576,156
Kreditanstalt fuer Wiederaufbau:
1.75%, 10/15/19	200,000	199,077
1.875%, 11/30/20	1,500,000	1,489,265
2.00%, 9/29/22	2,000,000	1,968,770
Municipality Finance plc, 1.375%, 9/21/21 (a)	2,000,000	1,932,094
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	1,500,000	1,541,250
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26 (a)	1,000,000	977,039
Svensk Exportkredit AB, 1.875%, 6/23/20	500,000	496,860

Total Sovereign Government Bonds (Cost $17,740,980)		17,567,924

ASSET-BACKED SECURITIES - 9.6%
Automobile - 5.1%
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20	3,383,637	3,371,279
Series 2016-B, Class A4, 1.52%, 8/16/21	2,000,000	1,980,878
		5,352,157

Other - 4.5%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	165,035	164,497
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (a)	235,895	242,982
Series 2014-2, Class A, 4.02%, 7/20/44 (a)	1,830,867	1,766,673
Series 2014-2, Class B, 5.44%, 7/20/44 (a)	179,176	169,266
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (a)	1,143,276	1,134,090
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (a)	916,710	862,251
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (a)	470,000	472,811
		4,812,570

Total Asset-Backed Securities (Cost $10,266,917)		10,164,727

TAXABLE MUNICIPAL OBLIGATIONS - 7.7%
General Obligations - 1.7%
Massachusetts, Green Bonds, 3.277%, 6/1/46	1,925,000	1,862,938

Transportation - 0.5%
Santa Clara Valley Transportation Authority, CA, Sales Tax Revenue, 5.876%, 4/1/32 (c)	430,000	521,904

Water and Sewer - 5.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	950,000	1,115,775
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40 (c)	150,000	175,343
Metropolitan Water District of Southern California, 6.947%, 7/1/40 (c)	250,000	277,252
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.44%, 6/15/43 (c)	770,000	1,016,261
5.882%, 6/15/44 (c)	605,000	839,516
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 1.271%, 6/15/18	630,000	629,068
New York Environmental Facilities Corp., Green Bonds:
1.48%, 7/15/18	750,000	748,350
2.25%, 7/15/20	1,040,000	1,039,366
		5,840,931

Total Taxable Municipal Obligations (Cost $8,129,521)		8,225,773

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.1%
Federal National Mortgage Association:

2.561%, 7/25/24(d)	1,000,000	996,176
2.65%, 6/1/26	1,951,084	1,933,600
2.68%, 7/1/26	2,000,000	1,979,947
2.784%, 2/25/27(d)	980,222	988,006
2.939%, 9/25/27(d)	1,475,000	1,481,257
3.11%, 7/1/23	139,635	143,811

Total U.S. Government Agency Mortgage-Backed Securities (Cost $7,632,578)		7,522,797

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.9%
Overseas Private Investment Corp.:
3.16%, 6/1/33	184,777	184,026
3.22%, 9/15/29	791,138	793,760

Total U.S. Government Agencies and Instrumentalities (Cost $975,915)		977,786

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(d)	450,000	444,735

Total Commercial Mortgage-Backed Securities (Cost $455,391)		444,735

HIGH SOCIAL IMPACT INVESTMENTS - 0.1%
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19 (e)(f)	150,000	143,037

Total High Social Impact Investments (Cost $150,000)		143,037

TIME DEPOSIT - 1.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	1,566,429	1,566,429

Total Time Deposit (Cost $1,566,429)		1,566,429

TOTAL INVESTMENTS (Cost $105,440,814) - 99.2%		105,307,597
Other assets and liabilities, net - 0.8%		829,173
NET ASSETS - 100.0%		106,136,770

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $24,079,986, which represents 22.7% of the net assets of the Fund as of December 31, 2017.

(b) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.
(c) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(d) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2017.
(e) Restricted security. Total market value of restricted securities amounts to $143,037, which represents 0.1% of the net assets of the Fund as of December 31, 2017.
(f) Affiliated company.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. 10-Year Treasury Note	(25)	3/2018	($3,101,172)	$19,924
U.S. Ultra-Long Treasury Bond	(10)	3/2018	(1,676,563)	(7,519)
Total Short				$12,405

RESTRICTED SECURITIES	ACQUISITION DATE	COST ($)
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19	12/15/16	150,000

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2017, the Fund used futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At December 31, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and liability position and whose primary underlying risk exposure is interest rate risk was $19,924 and $7,519, respectively.
At December 31, 2017, the value of the Fund's investment in affiliated companies was $143,037, which represents 0.1% of the Fund's net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain(Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation
High Social Impact Investments
Calvert Impact Capital*, Community Investment Notes,
1.50%, 12/15/19	$150,000	$—	$—	$150,000	$143,037	$544	$—	$—	$75
* Formerly, Calvert Social Investment Foundation
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$58,694,389	$—	$58,694,389
Sovereign Government Bonds	—	17,567,924	—	17,567,924
Asset-Backed Securities	—	10,164,727	—	10,164,727
Taxable Municipal Obligations	—	8,225,773	—	8,225,773
U.S. Government Agency Mortgage-Backed Securities	—	7,522,797	—	7,522,797
U.S. Government Agencies and Instrumentalities	—	977,786	—	977,786
Commercial Mortgage-Backed Securities	—	444,735	—	444,735
High Social Impact Investments	—	143,037	—	143,037
Time Deposit	—	1,566,429	—	1,566,429
Total	$—	$105,307,597	$—	$105,307,597

Derivative Instruments - Assets
Futures Contracts*	$19,924	$—	$—	$19,924

Derivative Instruments - Liabilities
Futures Contracts*	($7,519)	$—	$—	($7,519)

* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 23, 2018

By:    /s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:    February 23, 2018